Other non-current liabilities	12 Months Ended
Dec. 31, 2025
Other Liabilities, Noncurrent [Abstract]
Other non-current liabilities
Note 15: - Other non-current liabilities

Other non-current liabilities consisted of the following as of:

	December 31,
	2025	2024
Deferred tax liabilities (refer to note 18)	$3,561	$3,822
Uncertain tax positions (refer to note 18)	7,815	5,531
Earn-out	9,225	9,143
Other	2,325	1,132
Total	$22,926	$19,628